Note 16 - Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Voyage Expenses and Vessel Operating Expenses [Text Block]
16.	Voyage Expenses and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Voyage Expenses	2014	2015	2016
Port expenses	2,278,961	3,960,574	3,306,157
Bunkers	7,553,318	8,566,490	6,117,326
Commissions	3,725,645	4,112,177	4,259,812
Other voyage expenses	529,587	936,297	1,706, 970

Total	14,087,511	17,575,538	15,390,265

	Year ended December 31,
Vessels’ Operating Expenses	2014	2015	2016
Crew wages and related costs	26,378,730	31,391,419	36,821,527
Insurance	2,028,142	2,415,028	2,421,948
Repairs and maintenance	5,194,476	5,091,916	5,724,148
Spares and consumable stores	7,120,974	7,978,592	8,514,293
Miscellaneous expenses	4,713,014	3,777,670	5,340,920

Total	45,435,336	50,654,625	58,822,836